Standpoint Multi-Asset Fund
Consolidated Schedule of Investments
July 31, 2026 (Unaudited)
Exchange-Traded Funds — 56.32% Shares Fair Value
iShares Core MSCI International Developed Markets ETF 472,600 $ 42,765,574
iShares Core MSCI Total International Stock ETF 444,300 42,004,122
iShares Core S&P 500 ETF 101,300 76,007,416
Schwab US Large-Cap ETF 2,564,300 75,492,992
SPDR Portfolio S&P 500 ETF 884,900 77,782,710
Vanguard FTSE All-World ex-US ETF 509,600 42,220,360
Vanguard S&P 500 ETF 114,300 78,484,095
Vanguard Total International Stock ETF 494,100 41,795,919
Total Exchange-Traded Funds
    (Cost $311,221,840) 476,553,188
U.S. Government & Agencies — 14.13%
(a)(b)
Principal
Amount Fair Value
United States Treasury Bill, 3.60%, 8/25/2026 $ 49,577,000 49,468,037
United States Treasury Bill, 3.86%, 11/24/2026 70,885,000 70,045,618
Total U.S. Government & Agencies
    (Cost $119,481,740) 119,513,655
Total Investments — 70.45%
    (Cost $430,703,580) 596,066,843
Other Assets in Excess of Liabilities — 29.55%
(c)
249,990,445
Net Assets — 100.00% $ 846,057,288
(a) The rate shown represents effective yield at time of purchase.
(b) Non-income producing security.
(c) Includes cash held as margin for futures contracts.
ETF - Exchange-Traded Fund.
SPDR - Standard & Poor's Depositary Receipt.

Standpoint Multi-Asset Fund
Consolidated Schedule of Futures Contracts
July 31, 2026 (Unaudited)
Contracts Expiration Date Notional Value
Value and
Unrealized
Appreciation
(Depreciation)
LONG CONTRACTS
Canola Future
(a)
142 November 2026 $ 1,536,121 $ (75,588)
Cocoa Future
(a)
28 March 2027 1,566,038 (91,454)
Copper Future
(a)
41 September 2026 14,176,907 129,795
Copper Future
(a)
73 September 2026 11,799,538 28,713
E-Mini S&P 500 Index Future 455 September 2026 171,062,937 (1,113,915)
EURO STOXX 50 Future 444 September 2026 32,640,580 381,824
FTSE 100 Index Future 38 September 2026 5,564,286 177,551
Gas Oil Future
(a)
316 September 2026 38,883,800 2,058,825
Hard Red Winter Wheat Future
(a)
113 September 2026 3,997,375 (193,675)
Mexican Peso Currency Future 271 September 2026 7,796,670 84,565
Milling Wheat Future
(a)
242 December 2026 3,182,375 (248,948)
MSCI Singapore Index Future 46 August 2026 1,867,255 32,619
Nikkei 225 Index Future 15 September 2026 6,004,787 (465,353)
NY Harbor ULSD Future
(a)
117 September 2026 20,125,287 1,240,361
RBOB Gasoline Future
(a)
91 September 2026 11,902,472 235,384
Robusta Coffee Future
(a)
13 September 2026 491,660 180
S&P Toronto Stock Exchange 60 Index
Future
37
September 2026 11,004,159 96,118
Soybean Oil Future
(a)
299 December 2026 12,001,860 (546,042)
TOPIX Future 86 September 2026 21,538,766 175,152
Wheat Future
(a)
173 September 2026 5,529,513 (302,787)
White Sugar Future
(a)
71 September 2026 1,638,680 (39,745)
Zinc Future
(a)
58 September 2026 5,314,497 128,339
$ 1,691,919
SHORT CONTRACTS
10-Year US Treasury Note Future (2,757) September 2026 $ (297,755,999) $ 4,149,052
Canadian Dollar Currency Future (443) September 2026 (31,658,995) (96,480)
Euro Foreign Exchange Currency Future (1,014) September 2026 (146,396,250) (1,527,162)
French Government Bond Future (257) September 2026 (34,724,200) 200,760
Gold Future
(a)
(98) December 2026 (40,248,600) (175,940)
Henry Hub Natural Gas Future
(a)
(622) August 2026 (17,086,340) 2,215,730
Japanese 10-Year Bond Future (94) September 2026 (75,041,496) 156,044
Japanese Yen Currency Future (566) September 2026 (44,675,088) (395,732)
Lean Hogs Future
(a)
(40) October 2026 (1,357,600) 18,450
Platinum Future
(a)
(14) October 2026 (1,161,090) (22,255)
Silver Future
(a)
(13) September 2026 (3,756,090) (95,765)
Sugar No. 11 Future
(a)
(147) October 2026 (2,413,623) (90,866)
Swiss Franc Currency Future (160) September 2026 (24,860,000) 296,775
Ultra 10-Year US Treasury Note Future (997) September 2026 (109,374,016) 1,024,423
Volatility Index Future (85) August 2026 (1,538,891) 35,489
$ 5,692,523
(a) Holding of the Standpoint Multi-Asset (Cayman) Fund, Ltd.